SEPARATE ACCOUNTS	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
SEPARATE ACCOUNTS
SEPARATE ACCOUNTS
Separate Accounts’ Activity
The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, The Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

•	Variable Life

•	Variable Annuities
In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.
In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)
As of December 31, 2018 and 2017, the Company’s Separate Accounts statement included legally insulated assets of $2,240.3 million and $2,397.0 million, and not legally insulated of $40.5 million and $30.3 million, respectively. The assets legally insulated include $527.6 million and $637.9 million of variable annuities and $1,712.7 million and $1,759.1 million for variable life as of December 31, 2018 and December 31, 2017, respectfully. The non-insulated assets represent variable life.
In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)
Most of the Separate Accounts’ products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.4 million and $0.3 million and $0.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.
For the years ended December 31, 2018, 2017 and 2016, the General Account of the Company has paid $1.0 million, $0.8 million and $1.8 million toward Separate Accounts’ guarantees.
None of the Company’s Separate Accounts engage in securities lending transactions.
General Nature and Characteristics of Separate Accounts Business
Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.
Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
Premiums, considerations or deposits for the year ended December 31, 2018	$—	$—	$—	$239.0	$239.0

Reserves at December 31, 2018 for accounts with assets at:
Market value	$—	$—	$—	$1,664.6	$1,664.6
Amortized cost	30.3	373.5	—	—	403.8
Total reserves	$30.3	$373.5	$—	$1,664.6	$2,068.4

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$30.3	$—	$—	$—	$30.3
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	1,664.6	1,664.6
At market value
At book value without market value adjustment and with current surrender charge less than 5%	—	373.5	—	—	373.5
Subtotal	30.3	373.5	—	1,664.6	2,068.4
Not subject to discretionary withdrawal	—	—	—	—	—
Total (Gross: Direct and Assumed) (1)	$30.3	$373.5	$—	$1,664.6	$2,068.4
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(1)The Separate Accounts reserves are subject to $952.6 million of MODCO Reinsurance with Protective.